Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
Trade And Other Receivables [Abstract]
Trade and Other Receivables
16.	Trade and Other Receivables

As at December 31, 2018 and 2017, this account consists of receivables from:

	2018	2017
		(in million pesos)
Retail subscribers (Note 27)	19,444	17,961
Corporate subscribers (Note 27)	11,073	9,641
Foreign administrations (Note 27)	4,225	6,517
Domestic carriers (Note 27)	270	457
Dealers, agents and others (Note 27)	5,547	13,686
	40,559	48,262
Less allowance for expected credit losses/doubtful accounts (Notes 5 and 27)	16,503	14,501
	24,056	33,761

Receivables from foreign administrations and domestic carriers represent receivables based on interconnection agreements with other telecommunications carriers.  The aforementioned amounts of receivables are shown net of related payables to the same telecommunications carriers where a legal right of offset exists and settlement is facilitated on a net basis.

Receivables from dealers, agents and others consist mainly of receivables from credit card companies, dealers and distributors having collection arrangements with the PLDT Group, dividend receivables and advances from affiliates.

Trade and other receivables are non-interest-bearing and generally have settlement terms of 30 to 180 days.

For terms and conditions relating to related party receivables, see Note 24 – Related Party Transactions.

See Note 24 – Related Party Transactions for the summary of transactions with related parties and Note 27 – Financial Assets and Liabilities – Credit Risk on credit risk of trade receivables to understand how we manage and measure credit quality of trade receivables that are neither past due nor impaired.

The following table explains the changes in the allowance for expected credit losses from January 1 to December 31, 2018:

	For the year ended December 31, 2018
	Retail Subscribers		Corporate Subscribers		Foreign Administrations		Domestic Carriers		Dealers, Agents and Others		Total
	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3
	Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Total
	(in million pesos)
Balances as at beginning of the year, as restated	787	7,925	474	3,212	7	925	1	75	147	1,206	1,416	13,343	14,759
Reclassifications and reversals	86	6	(48)	201	(46)	2	—	(3)	(5)	(146)	(13)	60	47
Provisions	20	3,109	172	820	44	(13)	2	2	9	27	247	3,945	4,192
Business combination/dissolution	—	—	—	—	—	—	—	—	(57)	—	(57)	—	(57)
Write-offs	—	(2,109)	—	(328)	—	—	—	—	(3)	(4)	(3)	(2,441)	(2,444)
Translation adjustments	—	—	5	1	—	—	—	—	—	—	5	1	6
Balance at end of the year	893	8,931	603	3,906	5	914	3	74	91	1,083	1,595	14,908	16,503

Changes in the allowance for doubtful accounts for the year ended December 31, 2017 are as follows:

	Total	Retail Subscribers	Corporate Subscribers	Foreign Administrations	Domestic Carriers	Dealers, Agents and Others
	(in million pesos)
December 31, 2017
Balance at beginning of the year	18,788	12,588	3,827	628	134	1,611
Provisions (reversals) and other adjustments	(1,029)	(1,166)	15	310	(59)	(129)
Write-offs	(3,258)	(2,644)	(538)	—	—	(76)
Balance at end of the year	14,501	8,778	3,304	938	75	1,406
Individual impairment	10,160	5,747	3,177	104	51	1,081
Collective impairment	4,341	3,031	127	834	24	325
	14,501	8,778	3,304	938	75	1,406
Gross amount of receivables individually impaired, before deducting any impairment allowance	10,160	5,747	3,177	104	51	1,081

The significant changes in the balances of trade and other receivables and contract assets are disclosed in Note 5 – Income and Expenses, while the information about the credit exposures are disclosed in Note 27 – Financial Assets and Liabilities.